Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	STM
Entity Registrant Name	STMicroelectronics N.V.
Entity Central Index Key	0000932787
Current Fiscal Year End Date	--12-31
Entity File Number	1-13546
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	WTC Schiphol Airport
Entity Address, Address Line Two	Schiphol Boulevard 265
Entity Address, City or Town	Schiphol
Entity Address, Country	NL
Entity Address, Postal Zip Code	1118 BH
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	911,239,420
Title of 12(b) Security	Common shares, nominal value €1.04 per share
Security Exchange Name	NYSE
ICFR Auditor Attestation Flag	true
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	39, Chemin du Champ des Filles
Entity Address, Address Line Two	Plan-Les-Ouates
Entity Address, City or Town	Geneva
Entity Address, Country	CH
Entity Address, Postal Zip Code	1228
Contact Personnel Name	Jean-Marc Chery
City Area Code	22
Local Phone Number	929 29 29
Contact Personnel Fax Number	22 929 29 88